SHARE-BASED COMPENSATION	12 Months Ended
Sep. 30, 2011
SHARE-BASED COMPENSATION
NOTE 21. SHARE-BASED COMPENSATION

In order to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of the Company's business, its board of directors and its shareholders approved and adopted an Omnibus Incentive Plan in April 2010 (the "2010 Plan"). Under the 2010 Plan, the Company may grant options or restricted award to its employees, directors and consultants to purchase an aggregate of no more than 1,500,000 ordinary shares of the Company, subject to different vesting requirements. The 2010 Plan will be administered by the Compensation Committee (the "Plan Administrator"). The officers of the Company have been authorized and directed by the Plan Administrator to execute Option Agreements with those persons selected by the Plan Administrator and issue ordinary shares of the Company upon exercise of any options so granted pursuant to the terms of an Option Agreement.

All options granted under the 2010 Plan have a term of ten years from the option grant date and vest according to the terms and conditions set forth in each respective grant agreement. On May 14, 2010, the Company granted 180,000 options, to a combination of employees and directors of the Company at an exercise price of US$4.00. On May 14, 2010, the Company also granted 100,000 restricted shares to an officer with 50,000 vested on April 23, 2011 and the remaining 50,000 to be vested on April 23, 2012. Since the officer resigned on May 31, 2011, the remaining 50,000 to be vested on April 23, 2012 were forfeited and also her unvested options were forfeited in accordance with their terms. The Company did not grant any equity awards for the year ended September 30, 2011.

In addition, since the independent directors Ms. Shi and Mr. Fong resigned on July 11, 2011 and June 24, 2011 respectively, their unvested options were forfeited in accordance with their terms.

The Black-Scholes option pricing model was applied in determining the estimated fair value of the options granted to employees and non-employees. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility, the expected price multiple at which employees are likely to exercise share options. For expected volatilities, the Company has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Company. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant. The Company's management is ultimately responsible for the determination of the estimated fair value of its ordinary shares. The Company calculated the estimated fair value of the options on the grant date (May 14, 2010) with the following assumptions:

May 14, 2010
Risk-free interest rates	1.63%
Expected term	2 years
Expected volatility	90%
Expected dividend yield	0%
Fair value of underlying ordinary share (per share) (*)	US$3.94
(* there was no trading on the grant date, this represented initial public offering close price)

The Company recognized compensation cost for options granted as general and administrative expense on a straight-line basis for each separately vesting portion of the award (the graded vesting attribution method). The fair value of options on the grant date of May 14, 2010 was $1.89 per share. The share-based compensation expenses for options were US$119,000 and US$179,000 for the years ended September 30, 2011 and 2010, respectively. There was no share-based compensation expense for options for the year ended September 30, 2009.

The Company records share-based compensation expense for restricted shares granted to non-employees in exchange for services at fair value as of the grant date which was $3.94 based on the graded vesting attribution method. The share-based compensation expenses for restricted shares were US$197,000 and US$123,000 for the years ended September 30, 2011 and 2010, respectively. There was no share-based compensation expense for restricted shares for the years ended September 30, 2009.

The following table summarizes outstanding options as of September 30, 2011, related weighted average fair value and life information:

	Options Outstanding			Options Exercisable
Exercise Price Per Share	Number outstanding as of September 30, 2011	Fair Value	Remaining Life (Years)	Number Exercisable as of September 30, 2011	Exercise Price
$4.00	123,334	$1.89	8.63	120,001	$1.89

A summary of option activity under the employee share option plan as of September 30, 2011 and changes during the year then ended is presented as follows:

Options	Number of shares	Exercise Price	Remaining Life (Years)	Aggregated Intrinsic Value
Outstanding as of October 1, 2010	180,000	$4.00	9.63	-
Granted during the year	-
Forfeited during the year	(56,666)
Outstanding as of September 30, 2011	123,334	$4.00	8.63	-

A summary of unvested options under the employee share option plan as of September 30, 2011 and changes during the years then ended is presented as follows:

Options	Number of shares	Fair Value
Unvested as of October 1, 2010	119,998	$1.89
Granted during the year	-
Vested during the year	(59,999)	$1.89
Forfeited during the year	(56,666)	$1.89
Unvested as of September 30, 2011	3,333	$1.89

Expected to vest thereafter	3,333	$1.89